3:

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________________________________

Form N-1A

Securities Act Registration NO. 2-61740

Investment Company Act Registration NO. 811-2815

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Post-Effective Amendment NO. 31 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT

OF 1940 [X] Amendment No. 30 [X]

COPLEY FUND, INC.

(Exact Name of Registrant as Specified in Charter)

245 Sunrise Avenue, Palm Beach, FL 33480

(Address of Registrant's Principal Executive Offices (Zip Code)

Registrant's Telephone Number, including Area Code (561) 665-8050

Irving Levine, President

245 Sunrise Avenue, Palm Beach, FL 33480

(Name and Address of Agent for Service)

Copy to:

Thomas C. Henry, Esquire

Roberts & Henry

164 Honeysuckle Drive

Jupiter, FL 33458

Approximate Date of Proposed Public Offering: As soon as practicable after this Amendment become effective.

It is proposed that this filing will become effective:

/X/ immediately upon filing pursuant to paragraph (b)

/ / on (date) pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(1)

/ / on (date) pursuant to paragraph (a)(1).

/ / 75 days after filing pursuant to paragraph (a)(2)

/ / on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

COPLEY FUND, INC.

Investment Strategy

Accumulation of Dividend Income

July 1, 2004

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

THE FUND

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Goals and Investment Strategies Investment Goals

Investment Strategies

Principal Risks

Performance

Fees and Expenses of the Fund

Fund Management

Distributions and Taxes

Further Information

YOUR ACCOUNT

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Information about Buying Shares

account transactions

and services Selling Shares

Account Policies

Questions

Privacy Policy

Anti-Money Laundering Program

Financial Highlights

FOR MORE INFORMATION

----------------------

Where to learn more Back Cover

about the Fund

COPLEY FUND, INC.

GOALS AND INVESTMENT STRATEGIES

INVESTMENT GOALS

-------

The Fund's primary investment objective is the generation and accumulation of dividend income. The Fund's secondary goal is long-term capital appreciation.

INVESTMENT STRATEGIES

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The Fund uses its corporate structure to create dividend income to the Fund by utilizing the Fund's 70% deduction from federal income taxes for dividends received. The remaining 30% of the Fund's income, while taxable, is used primarily to pay for expenses of running the Fund. Thus, unless the Federal accumulated earnings tax is imposed on the Fund, the federal income taxes that would otherwise be payable by the Fund are greatly reduced. The Fund's policy of maximizing dividend income together with its structure enable the Fund's assets to be managed so as to avoid the necessity of making annual taxable distributions to shareholders. Dividends and capital gains are not distributed, but rather are accumulated within the Fund and are added to the value of each share on a daily basis. Any increase in per share value directly raises the value of each shareholder's account. Upon redemption the shareholder will incur a loss or realize a gain or income which may be subject to income taxation depending upon per share value at the time of redemption.

PRINCIPAL INVESTMENTS

The Fund invests substantially all of its assets in the equity securities (stocks) of (1) companies with strong balance sheets and with histories of dividend increases and (2) companies whose earnings growth potential enhances prospects for future increases in dividend rates. The Manager expects that more than 80% of the Fund's assets will be invested in such equity securities. These common stocks and preferred stocks entitle the holder to participate in a company's general operating results. Because of their history of paying dividends the Fund may, at times, invest a substantial portion of its assets in public utility companies. See "Principal Risks".

TEMPORARY INVESTMENTS

The Manager may take a temporary defensive position when it believes the markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist. Under these circumstances the Fund may be unable to pursue its investment goals because it may not invest in equity securities. At such times, or in the event of exceptional redemption requests, the Fund may hold cash or cash-equivalents and invest without limit in money market securities, short-term U.S. government obligations and short term debt securities.

OPERATING BUSINESS

In an effort to enhance its performance and to preserve and promote its investment goal in the context of adverse tax law changes more fully discussed under "Principal Risks" the Fund has engaged, on a limited basis, in the luggage and related products business. In order to maintain the Fund's status as a diversified investment company the value of the operating business is limited to 24% or less of the Fund's total assets and the gross profit therefrom is limited to 10% or less of the Fund's total annual gross income.

The Fund's primary investments and strategies are described under "Investment Strategies". The Fund will normally invest at least 65% of its assets in the types of securities described in this prospectus. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in detail in the Statement of Additional Information. Of course, there is no guarantee that the Fund will achieve its investment goal.

PRINCIPAL RISKS

STOCKS

While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. The stocks in which the Fund principally invest are subject to those risks.

Because the securities the Fund holds fluctuate in price, this means you could lose money over short or even extended periods. As with all mutual funds, Fund shares are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

UTILITIES INDUSTRY

While the Fund does not invest more than 25% of its assets in any one industry it may, at times, have a substantial portion of its assets invested in public utility companies. At such times the Fund's performance is closely tied to conditions affecting the public utilities industry, which may change rapidly. Utility company securities are particularly sensitive to interest rate movements; when interest rates rise, the stock prices of these companies tend to fall. On-going regulatory changes have led to greater competition in the industry and the emergence of non-regulated providers as a significant part of the industry, which may make some companies less profitable. In addition, the industry is subject to risks associated with the difficulty of obtaining adequate returns on invested capital in spite of frequent rate increases and of financing large construction programs during inflationary periods; restrictions on operations and increased costs due to environmental and safety regulations; difficulties of the capital markets in absorbing utility debt and equity securities; difficulties in obtaining fuel for electric generation at reasonable prices; risks associated with the operation of nuclear power plants; and the effects of energy conservation and other factors affecting the level of demand for services.

OPERATING BUSINESS

The Manager believes that the conduct of the operating business eliminates or, at the least, minimizes the risk that the Fund will be subject to federal accumulated earnings tax. In the event the Manager's position is found wrong by the IRS or changes are made to existing tax laws and regulations the Fund could be held liable for accumulated earnings tax by the IRS. In this event the Fund's net asset value would be reduced by any such liability and each shareholder would incur a proportionate decrease in the value of their account.

PERFORMANCE

The bar chart and table shown below provide an indication of risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future.

TABLE

Copley Fund, Inc.

ANNUAL TOTAL RETURNS*

Year Percent

1993 10.17%

1994 -7.68%

1995 26.08%

1996 4.83%

1997 25.07%

1998 13.69%

1999 -6.86%

2000 22.50%

2001 -9.3%

2002 -13.93%

2003 14.31%

During the 10 year period shown in the bar chart the highest return for a quarter was 13.6% (quarter ending September 30, 2000) and the lowest return for a quarter was (14.95%) (quarter ending September 30, 2002).

TABLE

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended December 31, 2003

Past 1 Past 5 Past 10

Year Years Years

Copley Fund, Inc.

Return before taxes 14.31% 1.30% 5.50%

Return after taxes on sale

Of Fund Shares 12.16% 0.81% 3.39%

S&P 500 Stock Index* 26.38% -0.40% 20.01%

* The S&P 500 Composite Stock Price Index is a widely recognized, unmanaged index of common stock prices. The index figures do not reflect any deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay

if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed

on Purchases (as a % of offering price) None

Maximum Deferred Sales Charge (load)

(as a % of net asset value) None

Maximum Sales Charge (load) Imposed

on Reinvested Dividends and Other

Distributions (as a % of offering

price) None

Redemption Fee (as a % of amount

redeemed) 2.00%*

* Shares redeemed within 5 days of their purchase are subject to a 2% redemption fee.

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees* .67%

Distribution and Service (12b-1) fees None

Other Expenses .43%

Total annual Fund operating expenses ** 1.01%

* This .67% reflects the waiver by the Manager of $60,000 in advisory fees that otherwise would have been payable. Without such waiver the fee would have been .76%. The Manager is not contractually obligated to make such waiver in the future.

EXPENSE EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 for the periods shown and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cumulative costs would be:

1 year 3 Years 5 Years 10 Years

Assuming you sold your

shares at the end of

the period $ 106 $ 334 $ 585 $ 1,331

Assuming you stayed in

the Fund 106 334 585 1,331

NOTE: This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown above.

FUND MANAGEMENT

BOARD OF DIRECTORS

The business and affairs of the Fund are managed under the supervision of its Board of Directors. The Board approves all significant agreements between the Fund and its service providers, including agreements with the Fund's investment advisor, transfer agent and custodian. A majority of the Fund's Directors are not affiliated with the investment advisor of the Fund.

INVESTMENT ADVISOR

Copley Financial Services, Inc. (Manager) P.O. Box 3287, Fall River,

Massachusetts, 02722 is the Fund's investment manager. Mr. Irving Levine is responsible for the Fund's management. He is president of the Manager and has managed the Fund since its inception in 1978. For its services the Manager received a fee of .67% of average net assets during the last fiscal year. This figure reflects a $60,000 voluntary fee waiver. Without such waiver the fee would have been .76% of average net assets. The Advisor is not contractually obligated to make such waiver in the future.

The Fund and its Manager have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act of 1940. These codes of ethics do permit, under limited circumstances, personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund. The Code applies also to the Fund's Principal Executive Officer and Principal Financial Officer.

The advisor was organized in 1978 to serve as investment advisor to the Fund. Providing investment advisory services to the Fund is its only business. Mr. Irving Levine, as portfolio manager, is primarily responsible for the day to day management of the fund's portfolio. Mr. Levine is an officer of the Fund. He has more than 40 years investment experience and has been a portfolio manager with the advisor since 1978.

DISTRIBUTIONS AND TAXES

-------------------------

The Fund does not normally make income or capital gains distributions. It is taxed as a regular corporation under the Internal Revenue Code.

Accordingly, the Fund retains all net investment income and realized capital gains, if any, to increase the Fund's net assets. Consequently,

shareholders are not individually liable for income taxes associated with the operations of the Fund except upon sale of shares or the receipt of distributions.

The Fund is taxed, for Federal income tax purposes, on a schedule of rates ranging from 15% to 35% depending upon its taxable income. However, a 5% additional tax rate applies to phase out the benefits of the graduated rates if the Fund's taxable income is between $100,000 and $335,000. Subject to specific limitations, the Fund is entitled to a deduction in computing its Federal taxable income equal to 70% of the amount of dividends received by the Fund from domestic corporations. This dividends received deduction may not exceed 70% of the Fund's taxable income unless the Fund has a net operating loss for a taxable year, as computed after deducting the dividend received deduction. It is anticipated, although there can be no assurance, that the Fund's management fees and other expenses may offset a substantial portion of the remaining 30% of the dividend income and investment income from other sources during each taxable year.

The Fund pays income taxes on any net realized capital gain at the statutory rate noted above. In addition, the Fund will, for financial statement purposes, accrue deferred income taxes on net unrealized capital gains to the extent that management anticipates that a liability may exist. The Fund may carry net capital losses forward for five years as an offset against any net capital gains realized by the Fund during the current year.

Legislative or regulatory changes in, or interpretations of, applicable federal tax laws, regulations or rulings may make it impossible for the

Fund to utilize certain of the tax management techniques and strategies described in the Prospectus. The Fund intends to evaluate continuously the operations of the Fund under the current federal tax laws as well as various alternatives available.

ACCUMULATED EARNINGS TAX Since the Fund accumulates rather than distributes its income, the Fund may be subject to the imposition of the Federal accumulated earnings tax (the "AET"). The AET is imposed on a corporation's accumulated taxable income (the "ATT") for each taxable year at the rate of 15%. ATI is defined as the adjusted taxable income of the Fund minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and the accumulated earnings credit is available only if the Fund is not held to be a "mere holding or investment company."

In the early part of 1987, the Fund commenced activities in the luggage and related products trade business. The business is being operated as a division of the Fund. The value of business assets and their earnings are included in the net assets of the Fund. The assets of the operating division should not result in the Fund ceasing to be an open-end investment company under the Act. Management believes that under existing law the Fund's operation of its active trade or business prevent the Fund from being classified as a "mere holding or investment company" for purpose of the AET. Under that proposition, the Fund is entitled to a dividends paid deduction from ATI for that portion of Fund redemptions representing the amount of undistributed earnings accumulated since the inception of the Fund and through the date of redemption allocable to the redeemed shares.

The Internal Revenue Service has upheld the Manager's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund will not be held liable for the accumulated earnings tax by the Internal Revenue Service.

The Internal Revenue Service has selected for examination the income tax return filed for the fiscal year ending February 28, 1999. This routine examination commenced in May 2001 resulted in a no change letter issued by the IRS on March 14, 2002.

FURTHER INFORMATION

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More detailed information about the Fund and its policies can be found in the Fund's Statement of Additional Information (SAI)which is available without charge by calling the Fund at 1-877-881-2751.

YOUR ACCOUNT

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ACCOUNT APPLICATION AND BUYING SHARES

If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see next page).

Foreign Investors. The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity, and the Fund shall have no obligation with respect to the terms of any such document.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If the Fund is unable to obtain this information within a timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV next determined after receipt of your application in proper form. However, the Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

BUYING SHARES

Through your investment representative:

Opening an account - contact your investment representative

Adding to an account - contact your investment representative

By Mail:

Opening an account - Make your check payable to the Copley Fund, Inc.

Mail the check and your signed application to the Fund at:

c/o Gemini Fund Services

4020 South 147th St., Ste. 2

Omaha, NE 68137

Adding to an account - Make your check payable to the Fund. Include your account number on the check.

Fill out the deposit slip from your account statement. If you do not have a slip, include a note with your name, the Fund name, and your account number.

Mail the check and deposit slip or note to the Fund at:

c/o Gemini Fund Services

4020 South 147th St., Ste. 2

Omaha, NE 68137

By Wire: 1-800-635-3427

Opening an account - Call to receive instructions.

Adding to an account - Call to receive a wire control number and wire instructions.

RETIREMENT PLANS

The Fund does not directly sponsor any retirement plans. However,

shareholders may fund their own self-directed IRA or Keogh plans with Copley Fund shares. Alternatively, Fleet Investment Services makes available such plans for Fund shareholders. You may request information about the plans by calling the Fund's Manager at (508) 674-8459. Fleet charges fees both to maintain such plans and to purchase or sell Fund shares.

SELLING SHARES

You can sell your shares at any time.

SELLING SHARES IN WRITING.

Requests to sell $1,000 or less can be made over the phone or with a simple letter. However, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

You are selling more than $1,000 worth of shares

You want your proceeds paid to someone who is not a registered owner

You want to send your proceeds somewhere other than the address of record, or pre-authorized bank or brokerage firm account.

You have changed the address on your account by phone within the last

15 days.

We may also require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

A SIGNATURE GUARANTEE HELPS PROTECT YOUR ACCOUNT AGAINST FRAUD. YOU CAN

OBTAIN A SIGNATURE GUARANTEE AT MOST BANKS AND SECURITIES DEALERS. A

NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

SELLING RECENTLY PURCHASED SHARES

If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take seven business days or more. A certified or cashier's check may clear in less time.

REDEMPTION FEES

Shares purchased and redeemed within 5 days of their purchase are subject to a 2% NAV next calculated after receipt of the redemption request in proper form.

REDEMPTION PROCEEDS

Your redemption check will be sent within three business days after we receive your request. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

SELLING SHARES

To sell some or all of your shares

Through your investment representative - Contact your investment representative

By Mail - Send written instructions and endorsed share certificates (if you have share certificates) to the Fund at:

c/o Gemini Fund Services

4020 South 147th St., Ste. 2

Omaha, NE 68137

Partnership or trust accounts may need to send additional

information.

Specify the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary

signatures and additional documents, as well as signature

guarantees if required.

A check will be mailed to the name(s) and address on the account.

SYSTEMATIC WITHDRAWAL PROGRAM

Each Shareholder owning shares with an aggregate value of $10,000 or more shall have the right to redeem a portion of his shares in equal dollar amounts on a monthly basis. Such right may be exercised by delivery of a written election to so redeem to the Transfer Agent, accompanied by a surrender of all share certificates then outstanding in the name of such Shareholder, properly endorsed by him. This plan may, and probably will, involve the use of principal and, depending on the amount withdrawn, the investor's principal may eventually be depleted. No additional charge to the Shareholder is made for this service. A sufficient number of shares will be liquidated at intervals (i.e., monthly or quarterly) at the then current net asset value attributable to such shares of the date of liquidation to meet withdrawals specified. Systematic withdrawals are processed on the twenty-fifth day of the month.

For tax purposes, withdrawal payments may not be considered as income, and investors are urged to consult their own tax advisors regarding the tax treatment of withdrawals.

An investor may terminate the plan at any time by delivering written notice to the Transfer Agent. If all shares held by the investor are liquidated at any time, the plan will terminate automatically. The Fund or its investment advisor may terminate the plan at any time after reasonable notice to the investor.

Investors making the requisite $10,000 investment in shares who wish to elect redemption under the Systematic Withdrawal Program should complete the Systematic Withdrawal Application at the end of this Prospectus and forward it to

Copley Fund, Inc.

c/o Gemini Fund Services

4020 South 147th St., Ste. 2

Omaha, NE 68137

ACCOUNT POLICIES

CALCULATING SHARE PRICE

The Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. New York time). NAV is calculated by dividing net assets by the number of shares outstanding.

The Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued at their fair value. Part of the assets of the operating division consist of inventory and is valued at its fair value as determined by the Board of Directors.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request. NAV is generally calculated as of the close of trading in the New York Stock Exchange (4:00 p.m. Eastern Time).

ACCOUNTS WITH LOW BALANCES

If the value of your account falls below $ 500 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum INITIAL investment amount of $1,000. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

STATEMENT AND REPORTS

You will receive confirmations and account statements that show your account transactions. You will also receive the Fund's financial reports every six months.

If there is a dealer or other investment representative of record on your account, he or she will also receive confirmations, account statements and other information about your account directly from the Fund.

JOINT ACCOUNTS

Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with right of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

ADDITIONAL POLICIES

Please note that the Fund maintains additional policies and reserve certain rights per Securities and Exchange Commission regulations, including:

The Fund may refuse any order to buy shares.

At any time, the Fund may change its investment minimums or waive or lower its minimums for certain purchases.

You may only buy shares of the Fund where it is eligible for sale in your state or jurisdiction.

In unusual circumstances, we may temporarily suspend redemptions, or postpone the payment of proceeds, as allowed by Federal securities laws and regulations.

For redemptions over a certain amount, or in the case of an emergency,

the Fund reserves the right to make payments in securities or other assets of the Fund. In such event Shareholders may incur brokerage costs and are subject to securities risks and tax obligations.

To the extent that the Fund and its agents use reasonable procedures,

neither the Fund nor the agents will be liable for any losses or expenses realized.

QUESTIONS

If you have any questions about the Fund or your account, you can write to us at c/o Gemini Fund Services, 4020 South 147th Street, Suite 2, Omaha, NE 68137. You can also call us at 1-877-881-2751. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

THE FUND AND YOUR PERSONAL PRIVACY

The Copley Fund is an investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. It is managed by Copley Financial Services Corp., an investment advisor registered under the Investment Advisors Act of 1940.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

  INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.
  INFORMATION ABOUT YOUR TRANSACTIONS WITH US AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services ( like a transfer agent), we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to perform their jobs or provide services to you and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal Law. The Fund has adopted an Anti Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

FINANCIAL HIGHLIGHTS

The following table provides information about the Fund's financial performance for the past five years. It is based upon a single share outstanding throughout each fiscal year (which ends on the last day of February). This information has been audited by Roy G. Hale, CPA.

Feb 29 Feb 28 Feb 28 Feb 28 Feb 29

2004 2003 2002 2001 2000

NET SHARE DATA:

Net Asset Value, beginning

of year $31.33 37.66 39.94 31.68 34.22

Investment and Operating

Income 0.85 0.95 0.67 .97 1.06

Net realized

and unrealized gain(loss)

on investments 7.08 -7.28 -2.95 7.29 (3.60)

Total from investment

operations 7.93 -6.33 -2.28 8.26 (2.54)

Dividends from investment

operations 0.000 0.000 0.000 0.000 0.000

Distribution from net

reali zed gains 0.000 0.000 0.000 0.000 0.000

Total distributions 0.000 0.000 0.000 0.000 0.000

NAV end of year $39.26 31.33 37.66 39.94 31.68

Total return 25.31% -16.81% -5.71% 26.07% (7.42)%

RATIOS/SUPPLEMENTAL DATA:

Net Assets $69,472,976 57,644,837 76,606,501 83,573,496 71,722,608

Ratio to average net assets:

Investment expenses 1.01% 1.07% 0.98% 1.04% 1.06%

Net investment &

operating income 2.42% 2.47% 1.70% 2.66% 3.01%

Portfolio turnover 0.92% 8.65% 3.33% 26.26% 6.77%

* These figures reflect a $60,000 annual voluntary advisory fee waiver by the Advisor. Without such waiver the percentages would be higher.

The Advisor is not contractually obligated to make such waiver in the future.

INVESTMENT APPLICATION

COPLEY FUND, INC.

c/o Gemini Fund Services

4020 South 147th St., Ste. 2

Omaha, NE 68137

Please type or print

Make check payable to Copley Fund, Inc.

Amount of Investment $___________ Account number________________

($1,000 minimum) FOR FUND USE ONLY

INDIVIDUAL AND JOINT ACCOUNTS Joint Accounts must complete both lines

1 and 2

1. INDIVIDUAL________________________________________________________

First Middle Last Social Security

Name Initial Name Number

2. JOINT OWNER - Joint accounts may be registered as

"AND" (for which both signatures are

required for every transaction), or

as "OR" (for which either signature

will be acceptable).

(Check one) ___"AND" ___"OR"

JOINT OWNER _______________________________________

First Middle Last

Name Initial Name

Joint ownership will be "JOINT TENANTS WITH RIGHTS OF SURVIVORSHIP" and not "TENANTS IN COMMON" unless otherwise specified.

CORPORATIONS, ORGANIZATIONS, TRUSTS, AND PERSONS ACTING AS FIDUCIARIES

_______________________________________________________________________

Legal Name Tax Identification Number

_______________________________________________________________________

Name of Authorized Officer Title

Partner, Trustee, etc.

_______________________________________________________________________

Name of Authorized Officer Title

Partner, Trustee, etc.

_______________________________________________________________________

Name of Authorized Officer Title

Partner, Trustee, etc.

_______________________________________________________________________

Name of Authorized Officer Title

Partner, Trustee, etc.

GIFTS TO MINORS (CUSTODIAL ACCOUNTS)

There may be only one custodian and one minor for each account.

____________________________ Custodian for__________________________

First Middle Last First Middle Last

Name Initial Name Name Initial Name

under the ________________ Uniform Gifts to Minors Act.________________

Donor's State Minor's Social

of Residence Security Number

MAILING ADDRESS TELEPHONE NUMBERS

__________________________ Home: ( )____________

Street address Office: ( )____________

__________________________

City, State and Zip Code

_______________________________ _________________________

Signature Title

_______________________________ __________________________

Signature Title

SYSTEMATIC WITHDRAWAL APPLICATION

Systematic Withdrawal Program: A shareholder whose Copley Fund, Inc. shares have a current value of $10,000 or more may initiate a program which provides for monthly payment of a fixed sum realized from the liquidation of shares. See Prospectus for detailed explanation.

(PLEASE PRINT OR TYPE)

SYSTEMATIC WITHDRAWAL AMOUNT $_____________________________

MONTH TO BEGIN_____________________________________________

(Circle One) Monthly Quarterly Semi-Annually Annually

Check is to be made payable and sent to:

___________________________________________________________

Name

___________________________________________________________

Number and Street

___________________________________________________________

City State Zip

Sign Here __________________________ ______________________________

Signature of Individual Signature of Joint Tenant

Shareholder, Corporate

Officer, Trustee,

Custodian

__________________________ Guaranteed_____________________

Title of Corporate Officer Authorized Signature

or Capacity of Fiduciary

NOTE: If this application is being completed by a person or persons acting in a representative or fiduciary capacity or if the systematic withdrawal amount selected is $1,000.00 or more, the signature(s) must be guaranteed by a trust company or a commercial bank that is a member of the Federal Reserve System or by a member firm of a domestic stock exchange or a member of the National Association of Securities Dealers, Inc., or by a savings bank or a savings and loan association or credit union. Notarizations by a Notary Public are not acceptable. Applications filed by a person(s) acting in a representative capacity, e.g., corporate officers, trustees, executors, etc., must accompany this application with evidence of their appointment and authority to act in form satisfactory to the Fund's transfer agent.

MAIL COMPLETED APPLICATION TO:

COPLEY FUND, INC.

c/o Gemini Fund Services

4020 South 147th St., Ste. 2

Omaha, NE 68137

FOR MORE INFORMATION

A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semi-annual reports. To obtain free copies of any of these documents, or for shareholder inquiries, call Copley Fund, Inc. at 1-800-635-3427.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington, DC 20549-0102.

The Fund's E-Mail address is coplx@mymailstation.com

The Fund's 1940 Act File is No. 811-2815

STATEMENT OF ADDITIONAL INFORMATION

COPLEY FUND, INC.

July 1, 2004

This Statement of Additional Information (SAI) is not a prospectus.It contains information in addition to the information in the Fund's Prospectus. The Fund's prospectus, dated July 1, 2004, which may be amended from time to time, contains the basic information you should know before investing in a fund. You should read the SAI together with the Fund's prospectus. The audited financial statements and auditor's report in Copley Fund, Inc.'s Annual Report to Shareholders for the fiscal year ended February 29, 2004 are incorporated by reference (are legally a part of this SAI). This SAI is incorporated by reference in its entirety into the Fund's Prospectus.

For a free copy of the current prospectus or annual report call theFund at (800) 635-3427.

Purchase, Redemption and

Pricing of Shares.......................................... 24

Performance ............................................... 28

Appendix:

Proxy Voting Policies and Procedures....................... 32

GENERAL INFORMATION

The Copley Fund, Inc. (the Fund) is an open-end, diversified management investment company. Under the rules and regulations of the Securities and Exchange Commission (SEC), all mutual funds are required to furnish prospective investors with certain information regarding the activities of the fund being considered for investment. Important information concerning the Fund is included in the prospectus, which may be obtained without charge from the Fund. Some of the information required to be in this Statement of Additional Information (SAI) is also included in the prospectus. To avoid unnecessary repetition, references are made to related sections of the prospectus.

The Fund was organized as a Massachusetts corporation on February 21, 1978. The was reorganized as a New York corporation on September 1, 1987 and again as a Florida corporation on May 19, 1994.

The Fund filed a registration statement with the SEC registering itself as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended (the 1940 Act), and registering an indefinite number of shares of the Fund under the Securities Act of 1933, as amended (the Securities Act). The Fund's prospectus and this SAI, which constitute part of the registration statement, do not contain all the information set forth in the registration statement, and the exhibits and schedules to the registration statement filed with the SEC. Copies of the registration statement, including those items omitted from this SAI, may be examined and copied at the public reference facilities maintained by the SEC at 450 Fifth Street, N.W., Washington DC 20549 and at PO Box 3287, Fall River, MA 02722. The SEC also maintains a Web site (http://www.sec.gov) which contains the registration statement and other information regarding the Fund.

THE FUND'S INVESTMENTS AND STRATEGIES

The following information supplements, and should be read in conjunction with, the discussion in the prospectus of the Fund's investments and strategies.

HEDGING STRATEGIES

FUTURES TRANSACTIONS. The Fund may use futures contracts and options on such contracts for bona fide hedging purposes within the meaning of regulations promulgated by the Commodity Futures Trading Commission (CFTC). The Fund may also establish positions for other purposes provided that the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund after taking into account unrealized profits and unrealized losses on any such instruments.

FUTURES CONTRACTS. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the S&P

500 Index. A futures contract can be held until its delivery date, or can be closed out prior to its delivery date if a liquid secondary market is available.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The Fund does not intend to enter into financial futures contracts during the current fiscal year.

FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of a FCM that holds margin on behalf of the Fund, the Fund may be entitled to the return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

PURCHASING PUT AND CALL OPTIONS RELATING TO SECURITIES OR FUTURES CONTRACTS. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed price (strike price). In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option can expect to realize a gain if the price of the underlying security falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put-buyer can expect to suffer a loss

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(limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call-buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if the price of the underlying instrument does not rise sufficiently to offset the cost of the option.

The Fund does not intend to purchase options on financial futures contracts during the current fiscal year.

WRITING PUT AND CALL OPTIONS. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund will be required to make margin payments to a FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

If the price of the underlying instrument rises, a put-writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put-writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing a call option is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call-writer mitigates the effects of a price decline. At the same time, because a call-writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call-writer gives up some ability to participate in security price increases.

COMBINED POSITIONS. The Fund may purchase and write options in combination with each other, or in combination with futures contracts or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option

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and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities or other characteristics than those of the securities in which it typically invests - for example, by hedging intermediate-term securities with a futures contract on an index of long-term bond prices, or by hedging stock holdings with a futures contract on a broad-based stock index such as the S&P 500 Index - which involves a risk that the options or futures position will not track the performance of the Fund's other investments. Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect the price of the underlying security the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in the trading of options, futures and securities, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or may result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance that a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively-low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if the price of an option or futures contract moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of


changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges upon which they are traded. OTC options for which no liquid secondary market exists will be subject to the Fund's policy regarding investing in illiquid and restricted securities. See "Illiquid and Restricted Securities" below.

OPTIONS AND FUTURES CONTRACTS RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call option obtains the right to purchase the underlying currency, and the purchaser of a currency put option obtains the right to sell the underlying currency.

The uses and risks of currency options and futures contracts are similar to options and futures contracts relating to securities or securities indices, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and option values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the

Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match exactly the amount of currency options and futures held by the Fund to the value of its investments over time.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option position is outstanding, unless they are replaced with other appropriate liquid assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.


ILLIQUID AND RESTRICTED SECURITIES

The Fund may invest up to 10% of the value of its net assets, measured at the time of investment, in illiquid securities. Both restricted securities (other than Rule 144A securities that are deemed to be liquid as discussed below), which may not be resold to the public without registration under the Securities Act, and securities that, due to their market or the nature of the security have no readily available market for their disposition, are considered to be not readily marketable or "illiquid". Limitations on resale and marketability may have the effect of preventing the Fund from disposing of a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registration. In purchasing illiquid securities, the Fund does not intend to engage in underwriting activities, except to the extent the Fund may be deemed to be a statutory underwriter under the Securities Act in purchasing or selling such securities. Illiquid securities will be purchased for investment purposes only and not for the purpose of exercising control or management of other companies.

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of these investments.

Rule 144A under the Securities Act establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The Fund may invest in Rule 144A securities, which are restricted securities and which may or may not be readily marketable. Rule 144A securities are readily marketable if institutional markets for the securities develop pursuant to Rule 144A and provide both readily ascertainable values for the securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable. However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by the Fund could adversely affect the marketability of the security. In such an instance, the Fund might be unable to dispose of the security promptly or at a reasonable price.

Securities eligible for resale pursuant to Rule 144A will not be subject to the Fund's limitations on investing in securities that are not readily marketable, provided that the Fund's investment adviser determines that a liquid market exists for such securities under guidelines adopted and monitored by the Fund's board of directors. In making this determination, the investment adviser will consider the following factors, among others: (1) the unregistered nature of a

Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of additional potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of


the security and the nature of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfers).

MONEY MARKET INSTRUMENTS

From time to time the Fund may purchase high quality, short-term debt securities, commonly known as money market instruments. These securities include U.S. government securities, obligations of U.S. commercial banks and commercial paper. U.S. government securities include direct obligations of the U.S. government, which consist of bills, notes and bonds issued by the U.S. Treasury, and obligations issued by agencies of the U.S. government which, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the United States or are guaranteed by the U.S. Treasury or supported by the issuing agency's right to borrow from the U.S. Treasury.

The obligations of U.S. commercial banks include certificates of deposit and bankers' acceptances. Certificates of deposit are negotiable interest-bearing instruments with a specific maturity. Certificates of deposit are issued by banks in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial paper consists of short-term (usually from 2 to 270 days) unsecured promissory notes issued by corporations to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest in varying amounts.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with financial institutions, such as banks and broker-dealers, deemed by the Fund's investment adviser to be creditworthy under criteria established by the board of directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Fund makes payment for such


securities only upon physical delivery or evidence of book-entry transfer to the account of its custodian bank or its agent. The underlying securities, which in the case of the Fund must be issued by the U.S. Treasury, may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying securities unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including (a) possible decline in the value of the underlying security while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) expenses of enforcing its rights.

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Fund's investment adviser. These transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

When the Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to those sold short (or securities convertible or exchangeable into such securities) and will be required to continue to hold them while the short sale is outstanding. The Fund will incur transaction costs, including interest expense, in connection with opening, maintaining and closing short sales against the box.

THE FUND'S RIGHTS AS A SHAREHOLDER

The Fund does not intend to direct or administer the day-to-day operations of any company whose shares it holds. However, the Fund may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the board of directors and shareholders of a company when the Fund's investment adviser determines that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that the Fund may engage in, either individually or in conjunction with other shareholders, may include, among others: supporting or opposing proposed changes in a company's corporate structure or business


activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third-party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that the Fund could be involved in lawsuits related to such activities. The Fund's investment adviser will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Fund and the risk of actual liability if the Fund is involved in litigation. There is no guarantee, however, that litigation against the Fund will not be undertaken or liabilities incurred.

The Fund has delegated proxy voting responsibilities to the investment adviser, subject to the Fund's board of directors' general oversight. In delegating proxy voting responsibilities, the Fund has directed that proxies be voted consistent with the Fund's best economic interests. The investment adviser has adopted its own proxy voting guidelines which address, among other things, conflicts of interest that may arise between the interests of the Fund and the interests of the investment adviser and/or its affiliates. The investment adviser's proxy voting guidelines are provided in the Appendix of this SAI.

WARRANTS

Warrants are securities that give the Fund the right to purchase equity securities from an issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant is typically much lower than the current market price of the underlying securities, yet a warrant is subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

RISKS

UTILITIES RISK. Historically, electric utility companies were required by state regulators to build and maintain generation plants, transmission and distribution lines, and other equipment. State regulators set the rates that the companies could charge customers to pay for these costs, spread over as much as 30 years. As the various states move away from the traditional regulatory model toward greater competitiveness among electric utilities, customers will be able to choose different electricity suppliers and will no longer pay for the equipment and facilities that were mandated by regulators, thus creating "stranded costs" for their former electricity suppliers. If states fail to enact legislation that permits electricity suppliers to recover their stranded costs, the financial position of these suppliers

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could be adversely affected, which could cause the value of the Fund's holdings in such companies and its net asset value to fall.

TAX RISK. Because the Fund accumulates rather than distributes its income, the Fund may be subject to the imposition of the Federal accumulated earnings tax (the "AET")(See "Taxation of the Fund" at page 6. The AET is imposed on a corporation's accumulated taxable income (the "ATI") for each taxable year at the rate of 15%. ATI is defined as the adjusted taxable income of the Fund minus the sum of the dividends paid deduction and the accumulated earnings credit (as discussed below). The dividends paid deduction and the accumulated earnings credit is available only if the Fund is not held to be a "mere holding or investment company."

In the early part of 1987, the Fund commenced activities in the luggage and related products trade business. The business is being operated as a division of the Fund, with the value of business assets and the earnings attributable thereto being included in the net assets of the Fund for all purposes. The assets of the operating division should not result in the Fund ceasing to be an open-end investment company under the Act. Management believes, although there can be no assurance, that under existing law the Fund's operation of its active trade or business should be sufficient to enable the Fund to not be classified as a "mere holding or investment company" for purpose of the AET. Under that proposition, the Fund is entitled to a dividends paid deduction from ATI for that portion of Fund redemptions representing the amount of undistributed earnings accumulated since the inception of the Fund and through the date of redemption allocable to the redeemed shares.

The Internal Revenue Service has upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the Funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund should not be held liable for the accumulated earnings tax by the internal Revenue Service.

The Internal Revenue Service has selected for examination the income tax return filed for the fiscal year ending February 28, 1999. This routine examination commenced in May 2001 and resulted in a no change letter issued by the IRS on March 14, 2002.

In the event an accumulated earnings tax would be assessed against the Fund, such assessment would decrease the net assets of the Fund and have a proportionate negative affect on each shareholder's account.

TAXATION OF THE FUND

Unlike most all other mutual funds, the Fund is taxed as a regular corporation under the Internal Revenue Code of 1986, as amended (the "Code"). Except to the extent hereinafter discussed the Fund retains all net investment income and realized capital gains, if any, to increase the Fund's assets. Consequently, shareholders are not individually liable for income taxes associated with the operations of the Fund except upon sale of shares or the receipt of distributions.

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The Fund is taxed, for Federal income tax purposes, on a schedule of rates ranging from 15% to 35% depending upon its taxable income. However, a 5% additional tax rate applies to phase out the benefits of the graduated rates if the Fund's taxable income is between $100,000 and $335,000. Subject to specific limitations, the Fund is entitled to a deduction in computing its Federal taxable income equal to 70% of the amount of dividends received by the Fund from domestic corporations. This dividends received deduction may not exceed 70% of the Fund's taxable income unless the Fund has a net operating loss for a taxable year, as computed after deducting the dividend received deduction. It is anticipated, although there can be no assurance, that the Fund's management fees and other expenses may offset a substantial portion of the remaining 30% of the dividend income and investment income from other sources during each taxable year.

The Fund pays income taxes on any net realized capital gain at the statutory rate noted above. In addition, the Fund will, for financial statement purposes, accrue deferred income taxes on net unrealized capital gains to the extent that Management anticipates a liability may exist. The Fund may carry net capital losses forward for five years as an offset against any net capital gains realized by the Fund during the current year.

Legislative or regulatory changes in, or interpretations of, applicable federal tax laws, regulations or rulings may make it impossible for the Fund to utilize certain of the tax management techniques and strategies described in the prospectus. The Fund intends to evaluate continuously the operations of the Fund under current federal tax laws as well as various alternatives available.

OPERATING DIVISION

In an effort to enhance its performance and the profitability of an investment therein and to preserve and promote its primary investment objective in the context of the federal tax laws the Fund has engaged, on a limited basis, in the luggage and related products business. To facilitate the conduct of such an "operating business," the Fund's shareholders, on February 4, 1987, approved changes in fundamental policy which expand the Fund's ability to borrow money and make loans with respect to an active trade or business. The Fund can now borrow up to one-third of the value of its total net assets and extend credit to, or act as surety for, other persons or entities in connection with the conduct of any active trade or business, so long as the total exposure of the Fund represented by such extensions of credit or suretyship arrangements, when added to the aggregate borrowings of the Fund, does not exceed 10% of the value of the Fund's total net assets. The shareholders also approved a fundamental policy designed to maintain the status of the Fund as a diversified investment company by limiting the value of any trade or business to 24% or less of the Fund's total assets and limiting the gross profit therefrom to 10% or less of the Fund's total annual gross income. Investors should note that the fundamental policy changes do not restrict the types of active trades or businesses into which the Fund can enter.

The revised borrowings policy allows the Fund to arrange credit for the effective conduct of the operating business, including the placement of

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orders for foreign manufactured products collateralized by letters of credit or similar documentary drafts. The Fund's ability to extend credit to, or act as surety for, others affords the Fund the opportunity to joint venture or otherwise participate in significant importing opportunities with other importers. Shareholders should be aware that joint ventures and participations, should they arise, will have risks inherent in them which may be different in character from normal business risks, such as casualty, breach of purchase contracts, warranty claims, and similar occurrences, associated with any active trade or business engaged in the purchase, sale, delivery and redelivery of goods. Thus, for example, joint ventures or participations will carry with them the risks of non-performance or inadequacy of the resources of joint venturer or participant. In addition, a joint venturer or participant, in all likelihood, will not be familiar with regulatory aspects of the Fund's business or its fundamental policies, thereby requiring the Fund to police carefully the activities of other ventures or participants to assure that activities or commitments binding upon the Fund are not undertaken by another venturer which interfere with the attainment of the Fund's primary investment objective or which contravene the Fund's fundamental policies or the Investment Company Act of 1940, as amended (the "Act"). (References to the Act herein should not be interpreted or construed as indicating that the Securities and Exchange Commission has determined that the Fund's Management has acted in compliance with the provisions thereof or has, in any way supervised the Fund's Management or its investment practices or policies.) In light of the Fund President's 40 years of experience in the luggage and related products business, including the importation of such goods, Management believes that the Fund will be successful in formulating policies and guidelines governing the undertaking of any such ventures or participations which will ameliorate, if not eliminate, the additional risks to a degree sufficient to allow the Fund to undertake appropriate joint ventures or participations with confidence that the risks inherent therein will be consistent and consistent with the Fund's fundamental policies, the Act and the continued achievement of the Fund's primary investment objectives. If a joint venture is structured as a partnership, the Fund will not serve as a general partner and, in serving as a limited partner, will not assume liability which, in Management's view, is unreasonable in light of the scope of the Fund's partnership interest. In addition to the risks outlined above, the Fund's operating business, to the extent that it entails the importation of foreign products, may be affected by unfavorable monetary exchange rates making foreign imports less competitive with domestic products and thus less attractive to American consumers.

Without the Fund's entry into an operating business, Management believes that the Fund may have been forced to make taxable distributions to its Shareholders in contravention of its investment objectives in order to avoid or limit its potential accumulated earnings tax liability. While there can be no assurance that the conduct of the operating business will either eliminate or minimize the risk that the Fund will be subject to the accumulated earnings tax, management believes that the operating business will prove lucrative to the Fund.

FUNDAMENTAL POLICIES

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Copley Fund has adopted the following restrictions as fundamental policies. This means that they may only be changed if approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's shares are represented at the meeting in person or by proxy, whichever is less.

The Fund may not:

(1) Issue any senior securities;

(2) Except for (a) temporary, extraordinary or emergency purposes,or (b) in connection with the conduct of any active trade or business at any time conducted by the Fund consistent with Fundamental Policy 13 of the Fund, borrow money, and then only from banks (for purposes of the foregoing Clause (b), including but not necessarily limited to the establishment and maintenance of credit facilities, e.g., letters of credit, documentary drafts, or demands for payment) and in amounts not in excess of 33 1/3% of the value of its total net assets taken at the lower of cost or market. If, due to market fluctuations or other reasons, the value of the Fund's assets falls below 300% of its borrowings, the Fund, within three (3) days (not including Sundays or holidays) will reduce its borrowings to the extent that its asset coverage of such borrowings shall be at least 300%. This borrowing provision is not for investment leverage per se but solely to facilitate orderly operation of any active trade or business of the Fund at any time being operated consistent with Fundamental Policy 13 and to facilitate management of the portfolio by enabling the Fund to meet redemption requests at times when the liquidation of portfolio securities is inconvenient or disadvantageous;

(3) Act as underwriter, except to the extent that, in connectionwith the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain Federal securities laws;

(4) Concentrate its investment in any particular industry, but, if deemed consistent with the Fund's investment objectives, up to 25% of its assets may be invested in any one industry. However, for temporary defensive purposes, the Fund may at times invest more than 25% of the value of its assets in cash or cash items (including bank demand deposits); securities issued or guaranteed by the United States government, its agencies or instrumentality's, or instruments secured by money market instruments;

(5) Engage in the purchase or sale of interests in real estate;

(6) Purchase or sell commodities or commodities future contracts; provided that the Fund may invest in financial futures and options on such futures;

(7) Make loans to other persons; provided, however, that (i) thepurchase of a portion of an issue of publicly distributed bonds or debentures and money market instruments (within the limits described in Fundamental Policy 4) will not be considered the making of a loan; and (ii) the Fund, in connection with any trade or business of the Fund at any time conducted consistent with Fundamental Policy 13, may extend credit to, or act as surety for, any other person, so long as the total

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exposure of the Fund represented by such extensions of credit or suretyship arrangements, when added to the aggregate borrowings of the Fund, does not at any one time exceed 10% of the value of the Fund's total net assets; and provided further that in applying Fundamental Policy 2, the Fund shall treat any extensions of credit or suretyship arrangements at the time outstanding as a borrowing subject to the limitations of Fundamental Policy 2.

(8) Investment in securities of other investment companies, except in connection with a merger, consolidation, combination or similar transaction with another investment company;

(9) Make investments on margin, except such short-term credits asare necessary for the clearance of transactions;

(10) Make short sales of securities;

(11) Make investments for the purpose of exercising control ofmanagement;

(12) Purchase or retain, longer than reasonably necessary for properdisposal thereof, any securities of an issuer if the officers and directors of the Fund or its adviser, own individually more than one percent of the securities of such issuer, or together own more than five percent of the securities of such issuer; or

(13) Engage in one or more active trades or businesses, if the assets of the Fund constituting such trades or businesses, exceed, in the aggregate, 24% of the value of the Fund's total assets, or during any taxable year of the Fund, the gross income of the Fund attributable to such active trades or businesses represents, in the aggregate, more than 10% of the gross profit (gross revenues less cost of goods sold) of the Fund for Federal income tax purposes; provided, however, that if due to market fluctuations or other reasons, the value of the Fund's assets constituting such active trades or businesses exceeds 24% of the value of the Fund's total assets or the gross income of the Fund for any tax year attributable to such active trades or businesses is reasonably expected to exceed 10% of the gross profit of the Fund for such tax year, the Fund will take steps to divest itself of, or otherwise curtail such active trades or businesses, to cause the same to comply with the foregoing percentages.

FUND MANAGEMENT

DIRECTORS

BOARD RESPONSIBILITIES. The Fund's Board of Directors consists of four

Directors. The Fund's business is managed under the direction of its Board. The Board meets on a regularly scheduled basis during the Fund's fiscal year to review significant developments affecting the Fund and to act on matters requiring Board approval. The Board also holds special meetings when an important matter requires board action between scheduled meetings.

The Fund's Articles of Incorporation require the Fund to indemnify its Directors and officers to the full extent permitted by Florida law. Nothing in the governing documents or bylaws of the Fund protects any

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Director (or officer) against any liability to the Fund or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

BOARD MEMBERS. The Directors of the Fund, their ages, their length of term of office, and their principal occupations during the last five years are set forth below. Unless otherwise noted, the address of each director is 410 245 Sunrise Ave., Palm Beach, FL 33480.

Position(s)

Held with

Fund and Date

First Elected Principal

Name and Age or Appointed to Occupation During

at December 31, 2003 Office Past 5 Years

-----------------------------------------------------------------------------------------

INTERESTED DIRECTORS:

Irving Levine, 82 Chairman of the President, Treasurer and a

Board of Directors Director of Copley Financial

And President Services Corp. since 1978;

1978 a Director of Franklin

Capital Corp. (an operating

investment company) since

March, 1990; Chairman of the

Board and Treasurer of

Stuffco International, Inc.,

a ladies handbag processor

and retail chain operator,

since February 1978; Director

of US Energy Systems, Inc. since 2000.

INDEPENDENT DIRECTORS

Albert Resnick, M.D. Director Physician since 1948.

Age: 81 1978

Kenneth Joblon Director President, Brittany Dyeing &

Age: 56 1996 Printing Corp., New Bedford,

MA 02744

Burton S. Stern Director Private Investor

Age: 78

--------------------

*Mr. Levine is considered to be an "interested person" of the Fund by virtue of his affiliation with Copley Financial Services, Corp., the Fund's investment adviser.

BOARD STANDING COMMITTEES. The Board has established no standing committees primarily because of the relatively small size of the Fund and the Board.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "Investment Adviser," the Board's continuance of the investment management agreement must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Directors who are not parties to the investment management agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Directors calls and holds a meeting to decide

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whether to renew the investment management agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from Copley Financial Services, Corp. (the Adviser). The Directors use this information, as well as information that other Fund service providers may submit to the Board and/or information the Directors have obtained independently, to help them decide whether to renew the investment management agreement for another year.

Before this year's meeting in March of 2004, the board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the Fund's overall fees and operating expenses compared with similar mutual funds; (f) the level of the Adviser's profitability from its Fund-related operations; (g) the Adviser's compliance systems; (h) the Adviser's policies on and compliance procedures for personal securities transactions; (i) the Adviser's reputation, expertise and resources; and (j) the Fund's performance compared with similar mutual funds.

At the meeting, Mr. Levine presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the investment management agreement. The Directors discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the investment management agreement in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.

However, the board did consider particularly important management's voluntary waiver of a portion of its advisory fee in an effort to reduce the Fund's expense ratio and Mr. Levine's unique expertise in managing the Fund's operating division.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent directors, unanimously agreed to approve the agreement in consideration that:

(a) the terms of the investment management agreement are fair and reasonable and (b) the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Director's "beneficial ownership" of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). With the exception of Mr. Levine, no Director or officer of the Fund owns more than 1% of the outstanding shares of the Fund.

AGGREGATE DOLLAR RANGE OF

ALL INVESTMENT COMPANY SHARES

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NAME DOLLAR RANGE OF FUND SHARES* IN FUND COMPLEX**

-----------------------------------------------------------------------------------------

Irving Levine over $100,000

Berton Stern over $100,000

Kenneth Joblon over $100,000

Albert Resnick over $100,000

* Valuation date is December 31, 2003.

** The Fund is the only investment company in the "Fund Complex."

BOARD COMPENSATION. The Fund paid the following fees to the Directors during its most recently completed fiscal year.

Pension or

Retirement

Benefits

Name of Aggregate Accrued as Estimated Annual Total Compensation

Person, Compensation Part of Fund Benefits Upon From Fund Paid

Position From Fund___ Compensation Retirement______ to Director_______

Irving Levine 0 0 0 0

Chairman

Berton Stern $6,250 0 0 $6,250

Director

Kenneth Joblon $6,250 0 0 $6,250

Director

Albert Resnick $6,250 0 0 $6,250

Director

* Mr. Levine as an "interested person" of the Fund within the meaning of the 1940 Act does not receive compensation directly from the Fund for serving in the capacity described above. However, because of his affiliation with the Fund's investment adviser, he may receive remuneration indirectly from the Fund for services provided in his capacities with the investment adviser.

OFFICERS

The officers of the Fund, their ages, their length of term of office, and their principal occupations during the past five years are set forth below. Unless otherwise noted, the business address of each Officer is 245 Sunrise Ave., Palm Beach, FL 33480. None of the Officers receive compensation from the Fund for their services.

Principal Occupation Position (s) Held during

Name Age With Registrant Past Five Years

-----------------------------------------------------------------------------------------

Irving Levine 82 President President, Treasurer and a

Director of Copley Financial

Services Corp. since 1978;

a Director of Franklin

Capital Corp. (an operating

investment company) since

March, 1990; Chairman of the

Board and Treasurer of

Stuffco International, Inc.,

a ladies handbag processor

and retail chain operator,

since February 1978; Director

of US Energy Systems, Inc. since 2000.

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Eileen F. Joinson 56 Clerk-Treasurer Clerk-Treasurer of the Fund

since 1980; Clerk and Office

Manager of Stuffco

International, Inc., a ladies

handbag processor, since

1978.

CODE OF ETHICS

The Board of Directors of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Directors, officers and certain employees (access persons). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from investing in initial public offerings. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

No person owned more than 25% of the Fund's outstanding shares. As of June 1, 2004, the following persons owned of record or beneficially 5% or more of the Fund's outstanding shares:

NAME AND ADDRESS ___%_____

Irving Levine 3 % of record PO Box 3287Fall River, MA 02722 9 % beneficially

______________Includes 45,106 shares (2.55%) owned by Bernice H. Levine, Mr.Levine's wife; 20,000 shares owned by Peter H. Bardach, who has given Mr. Levine investment and voting power over such shares; 28,040 shares owned by Cliff Drysdale who has given Mr. Levine investment and voting power over such shares; 8,072 shares owned by Jeffrey Josef Steiner, who has given Mr. Levine investment and voting power over such shares; 44,106 shares owned by Stuffco International, Inc. an "affiliate" corporation controlled by Mr. Levine; and 16,794 shares owned by Copley Financial Services Corp., a corporation wholly owned by Mr. Levine, in all of which the exception of those owned by Stuffco International, Inc. and Copley Financial Services Corp., Mr. Levine disclaims any beneficial interest.

The Directors and Officers of the fund as a group own 8% of the outstanding shares of the Fund.

INVESTMENT ADVISER

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THE ADVISER

Copley Financial Services Corporation, a Massachusetts corporation ("CFSC"), 315 Pleasant St., Fall River, Massachusetts 02721, serves as Investment Adviser to the Fund, pursuant to an Investment Advisory Contract dated September 1, 1978.

CFSC is registered under the Investment Advisers Act of 1940, as amended, and it was incorporated in February, 1978. CFSC presently has no investment advisory clients other than the Fund; however, CFSC may act as an investment adviser to other mutual funds in the future. CFSC is controlled by Irving Levine who is President, Treasurer and Chairman of the Board of Directors of CFSC, as well as its one hundred percent (100%) stockholder. Mr. Levine also controls the Fund and serves as the Chairman of the Board of Directors and President. This dual capacity could lead to conflicts of interest between Mr. Levine and the Fund or CFSC, as the case may be. It should be understood that CFSC's resources are limited, and, at the present time, Mr. Levine is its only employee. All final investment decisions are made by Mr. Levine.

The directors and principal executive officers of Copley Financial Services Corporation, in addition to Mr. Levine, are: Cliff Drysdale, Director; Jeffrey J. Steiner, Director; and Stephen L. Brown, Director.

ADVISORY SERVICES AND FEES

Under the Investment Advisory Contract between the Fund and CFSC, CFSC provides the Fund with investment advice, research and statistical and other factual information and manages and supervises the Fund's portfolio of investments. In performing these functions, CFSC (i) uses its best efforts to present a continuing and suitable investment program which is consistent with the investment objectives of the Fund; (ii) furnishes the Fund with information and reports regarding the securities in the portfolio and proposed additions to the portfolio; (iii) supervises the Fund's relationship with its Custodian, Transfer Agent, auditors, lawyers and any governmental agencies having jurisdiction over the Fund; and (iv) furnishes the Fund with certain office space and secretarial and clerical assistance as may be necessary to perform the forgoing functions. CFSC has no responsibility for advising the Fund as to the conduct of the operating business, that function being the sole and exclusive province of the Board of Directors.

CFSC receives an annual investment advisory fee for its services rendered to the Fund. The fee is based upon a percentage of the Fund's daily net assets computed without regard to the assets of the operating business (the assets upon which the fee is computed being hereinafter referred to as the "net securities assets") and is calculated daily and paid monthly as follows:

(1) 1.00% of the first $25,000,000 of average daily net securities assets;

(2) 0.75% of the next $15,000,000 of average daily net securities assets; and

(3) 0.50% of the average daily net securities assets in excess of $40,000,000.

In the past CFSC has voluntarily waived up to one-half of the investment advisory fee charged to the Fund. CFSC is under no obligation to waive any part of its fee, and there can be no assurance that it will do so in the future. However, shareholders will be given thirty days written notice prior to cessation of such practice.

Pursuant to the Investment Advisory Contract, the investment advisory fees earned by CFSC during the Fund's fiscal years ending February 28, 2002, February 28, 2003 and February 29, 2004 were $567,179, $494,133 and $483,184 respectively, but CFSC actually received $507,179, $464,133 and $423,184 respectively. Receipt of the balance of the fees earned (totaling $60,000) was waived.

PORTFOLIO TRANSACTIONS

The Manager selects brokers and dealers to execute the Funds' portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the Manager seeks to obtain prompt execution of orders at the most favorable net price. For portfolio transactions on a securities exchange, the amount of commission paid is negotiated between the Manager and the broker executing the transaction.

The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors of comparable size. The Manager will ordinarily place orders to buy and sell over-the-counter securities on a principal rather than agency basis with a principal market maker unless, in the opinion of the Manager, a better price and execution can otherwise be obtained. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The Manager may pay certain brokers commissions that are higher than those another broker may charge, if the Manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the Manager's overall responsibilities. The services that brokers may provide to the Manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the Manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to the

Manager in carrying out its overall responsibilities.

Since most purchases by U.S. Government Securities Series are principal transactions at net prices, U.S. Government Securities Series incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services the Manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services allows the Manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

The following table sets forth certain information regarding the Fund's payment of brokerage commissions.

For the fiscal years ended February 28, 2002, 2003 and February 29, 2004, the Fund paid brokerage commissions of $15,000, $27,000 and $5,012 respectively. The Fund is required to identify any securities of its "regular broker or dealers" (as such term is defined in the 1940 Act) which the Fund has acquired during it's most recent fiscal year. As of February 29, 2004 the Fund did not hold any securities of it's "regular brokers or dealers".

CAPITAL STOCK

The Fund has 5,000,000 authorized common shares (par value $1.00 per share). These shares, upon issuance, are fully paid and nonassessable, are entitled to one vote per share and a fractional vote equal to the fractional share held, are freely transferable and, in liquidation of the Fund, are entitled to receive the net assets of the Fund. Shareholders have no preemptive, conversion or cumulative voting rights. On June 29, 1983, the Shareholders approved a 1 for 3 reverse stock split for all shares outstanding at the close of business on such day.

ADMINISTRATOR

Gemini Fund Services (the Administrator), 4020 South 147th Street, Suite 2, Omaha, NE serves as the administrator for the Fund.

Pursuant to an agreement between the Administrator and the Fund, the Administrator has agreed to provide certain fund accounting and administrative services to the Fund, including among other services,

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accounting relating to the Fund and its investment transactions; computing daily net asset values; monitoring the investments and income of the Fund for compliance with applicable tax laws; preparing for execution and filing federal and state tax returns, and semi-annual and annual shareholder reports; preparing monthly financial statements including a schedule of investments; assisting in the preparation of registration statements and other filings related to the registration of shares; coordinating contractual relationships and communications between the Fund's investment adviser and custodian; preparing and maintaining the Fund's books of account, records of securities transactions, and all other books and records in accordance with applicable laws, rules and regulations (including, but not limited to, those records required to be kept pursuant to the 1940 Act); and performing such other duties related to the administration of the Fund as may be agreed upon in writing by the parties to the respective agreements.

Compensation for the services and facilities provided by the Administrator under its administration agreement with the Fund includes payment of the Administrator's out-of-pocket expenses. The Administrator's reimbursable out-of-pocket expenses include, but are not limited to, postage and mailing, telephone, telex, Federal Express, independent pricing service charges, and record retention/storage.

For the fiscal years ended February 28, 2002, February 28, 2003 and February 29, 2004, the administration fees paid to the Administrator were $78,400, $84,306 and $80,046 , respectively.

LEGAL COUNSEL

Certain legal matters in connection with the shares offered hereby have been passed upon for the Fund by Messrs. Roberts & Henry, St. Michaels, MD, Counsel for the Fund.

INDEPENDENT AUDITORS

The financial statements included in the Prospectus and this Statement of Additional Information have been audited for the fiscal year ended February 28, 1992 through 2004 by Roy G. Hale, Certified Public Accountant. The principal business address of Roy G. Hale is 624 Clarks Run Road, LaPlata, MD 20646.

PRICING, PURCHASE AND REDEMPTION OF SHARES

PRICING SHARES

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV.

The value of a mutual Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of shares outstanding.

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The Funds calculate the NAV per share each business day at the close of trading on the New York Stock Exchange (normally 4:00 P.M. eastern time). The Fund does not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market as determined by the Manager.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues.

PURCHASE

Shares are continuously offered at current net asset value without payment of any sales charge or commission. Investors who purchase and redeem Fund shares through broker-dealers, banks and other institutions may be subject to fees imposed by those entities with respect to the services they provide.

To make an initial investment, a prospective investor should complete the investment application which appears at the end of the prospectus and forward it with a check for $1,000 or more, made payable to Copley Fund, Inc., c/o Gemini Fund Services, 4020 South 147th Street, Suite 2, Omaha, NE 68137. If the application is received, a confirmation indicating details of the transaction will be sent to the purchaser directly. If the application is rejected, the investor's check will be returned to him promptly. Investment checks are invested at the net asset value next determined after their receipt by the Fund.

The minimum initial investment of $1,000 will be waived when a group of employees in cooperation with its employer and the Fund purchases shares through a payroll deduction or other group purchase plan. Once an account (individual or group) has been established, additional investments of $100 or more may be made at any time.

AS A CONDITION OF THIS OFFERING, IF A PURCHASE IS CANCELED DUE TO NONPAYMENT OR BECAUSE A CHECK DOES NOT CLEAR, THE PURCHASER WILL BE RESPONSIBLE FOR ANY LOSS THE FUND INCURS. If you are already a Shareholder, the Fund reserves the right to redeem shares from your account(s) to reimburse the Fund for any such loss arising from an attempt to purchase additional shares.

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STOCK CERTIFICATES: The Transfer Agent will not issue stock certificates for your shares unless requested. In order to facilitate redemptions and transfers, most Shareholders elect not to receive certificates. The stock certificates are issued at no charge to the purchaser, but if a certificate is lost, the purchaser may incur an expense to replace it. This expense will be the cost of a bond which varies depending on the amount of shares involved.

CONFIRMATIONS: Upon receipt and acceptance by the Fund of an application for purchase of shares, the shares will be registered as designated by the purchaser in an open account. Purchases will be credited to the account in full and fractional shares, and a confirmation of each purchase will be sent to the Shareholder indicating the amount of the most recent purchase, the number of new shares acquired and the total number of shares left in the account. The confirmation is adequate evidence of the ownership of shares, and redemptions and transfers of ownership may be accomplished without the use of share certificates.

REDEMPTION

An investor may redeem his shares by sending a written request for redemption signed by the investor and any co-owners. The request should be sent to Copley Fund, Inc., c/o Gemini Fund Services, 4020 South 147th Street, Suite 2, Omaha, NE 68137, and must include the name of the Fund and the investor's account number. Any certificates involved in the redemption must be surrendered with the request, endorsed with signature(s) guaranteed by a trust company or a commercial bank that is a member of the Federal Reserve System or a member firm of a domestic stock exchange or a member of the National Association of Securities Dealers, Inc. or by a savings bank or a savings and loan association or credit union. Notarizations by a Notary Public are not acceptable. Requests for redemption of $1,000 or more from accounts for which no certificates have been issued, or redemptions by persons acting in a representative capacity, for example, corporate officers, trustees, custodians, etc., must also present, with their redemption requests, evidence of appointment and authority to act, in form satisfactory to the transfer agent. Requests for redemptions to third party payee(s) must be signature guaranteed regardless of the size of the redemption request. Where signature guarantees are necessary, the redemption will not be effective until the proper guarantees are received, and the current net asset value applicable to the redemption will be that next computed after their receipt.

Within three business days after receipt of a request for redemption the Fund will redeem the shares at a price equal to the net asset value next computed after the receipt of the request. Requests received prior to 2 p.m. will be processed at the NAV at the close of that day. Requests received after 2 p.m. will be processed at the NAV at the close of the next day. Such current net asset value may be more or less than the investor's cost.

The right of redemption may be suspended or the date of payment postponed during periods; (i) when the New York Stock Exchange is closed, other than on weekends and holidays; (ii) when an emergency exists, as determined by the rules of the Securities and Exchange


Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its current net assets; (iii) when, under conditions set forth in the rules and regulations or pursuant to an order of the Securities and Exchange Commission, trading on the New York Stock Exchange is restricted or suspended; and (iv) as the Securities and Exchange Commission may by order permit or require for the protection of investors. In case of a suspension of the right of redemption, a Shareholder who has tendered a certificate for redemption or, if no certificate has been issued, has tendered a written request for redemption, may withdraw his request for redemption of his certificate from deposit. In the absence of such a withdrawal, he will receive payment of the current net asset value next determined after the suspension has been terminated.

The Fund has the right, exercisable at the discretion of the Board of Directors and at any time after thirty (30) days written notice, to redeem shares of any Shareholder for their then current net asset value per share if at such time the Shareholder owns shares having an aggregate net asset value of less than $500, provided that such reduction in net asset value below $500 is the result of withdrawals and not market fluctuations.

SYSTEMATIC WITHDRAWAL PROGRAM

Each Shareholder owning shares with an aggregate value of $10,000 or more shall have the right to redeem a portion of his shares in equal dollar amounts on a monthly basis. Such right may be exercised by delivery of a written election to so redeem to the Transfer Agent, accompanied by a surrender of all share certificates then outstanding in the name of such Shareholder, properly endorsed by him. This plan may, and probably will, involve the use of principal and, depending on the amount withdrawn, the investor's principal may eventually be depleted. No additional charge to the Shareholder is made for this service. A sufficient number of shares will be liquidated at intervals (i.e., monthly or quarterly) at the then current net asset value attributable to such shares of the date of liquidation to meet withdrawals specified. Systematic withdrawals are processed on the twenty-fifth day of the month.

For tax purposes, withdrawal payments may not be considered as yield or income, and investors are urged to consult their own tax advisors regarding the tax treatment of withdrawals.

An investor may terminate the plan at any time by delivering written notice to the Transfer Agent. If all shares held by the investor are liquidated at any time, the plan will terminate automatically. The Fund or its investment advisor may terminate the plan at any time after reasonable notice to the investor.

Investors making the requisite $10,000 investment in shares who wish to elect redemption under the Systematic Withdrawal Program should complete the Systematic Withdrawal Application at the end of the prospectus and forward it to Copley Fund, Inc., c/o Gemini Fund Services, 4020 South 147th Street, Suite 2, Omaha, NE 68137.


REDEMPTION IN KIND

It is possible that conditions may exist in the future which would, in the opinion of the Board of Directors, make it undesirable for the Fund to pay for redemptions in cash. In such cases the Board may authorize payment to be made in portfolio securities of the Fund. However, the Fund is obligated under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90 day period. Securities delivered in payment of redemptions are valued at the same value assigned them in computing the net asset value per share. Shareholder receiving such securities generally will incur brokerage costs on their sales.

PERFORMANCE

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the funds are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the funds to compute or express performance follows.

Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

In January 2002 the SEC issued Disclosure of Mutual Fund After-Tax Returns (Release Nos. 33-7941; 34-43857; IC-24832). This rule is an addendum to existing SEC mutual fund performance disclosures. In addition to existing performance disclosures, funds are now required to present performance information showing the effect of taxes for individual shareholders. Before the adoption of the after-tax performance disclosure rule, SEC performance is presented as before-tax---that is, the effect of taxes is not considered; only loads, fees and charges are. After-tax performance not only considers the same loads and fees in the traditional before-tax calculation, but also includes the effect of taxes on the investor's return.

After tax performance is required for two types of returns:

  Pre-liquidation returns tat assume the shareholder continues to hold the fund's shares (Average Annual Total Return After Taxes on Distributions); and
  Post-liquidation returns that assume the shareholder redeemed all the shares at the end of the measurement period (Average Annual Total Return After Taxes on Distributions and Redemption).

In both instances the impact of federal taxes is assessed on each and every distribution during the specified holding period. In the post-liquidation set, the impact of the shareholder's individual capital gain or loss upon liquidation is applied.

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Since the Copley Fund, Inc., has historically not made distributions to shareholders, the only applicable return calculations are the Average Annual Total Return (before taxes) (required prior to the after-tax performance calculations) and the Post-liquidation return calculation.

AVERAGE ANNUAL TOTAL RETURN

Average annual total return (before taxes) for a specified period of time is derived by calculating the actual dollar amount of the investment return on a hypothetical $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming redemption at the end of the period. This calculation assumes a complete redemption of the investment. The formula can be expressed as P(1+T)N = ERV

Where: P = a hypothetical initial payment of $1,000

T = average annual total return

N = number of years

ERV = Ending Redeemable Value of a hypothetical

$1,000 investment made at the beginning

of a 1, 5 or 10 year period (or fractional portion thereof), assuming reinvestment of all dividends and

distributions, if any.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)

Average annual total return (after taxes on distributions and redemptions) for a specified period is derived by calculating the actual dollar amount of the investment return on a hypothetical $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions, if any, and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. In calculating the federal income taxes due on distributions, the highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. These tax rates may vary over the measurement period. The effect of applicable tax credits, if any, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards (1) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (2) the effect of the federal alternative minimum tax and (3) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculations. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term). The formula used can be expressed as P(1+T)N = ATVDR

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Where: P = a hypothetical initial payment of $1,000

T = average annual total return (after taxes on distributions and redemption)

N = number of years

ATDVR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion), after taxes on distributions and redemption.

The Fund's average annual total returns were as follows for the periods indicated through December 31, 2003:

Past 1 Past 5 Past 10

Year Years Years

Returns before taxes 14.31% 1.30% 5.50%

Returns after taxes on

Redemptions of fund shares 12.16% 0.81% 3.39%

VOLATILITY

Occasionally statistics may be used to show a fund's volatility or risk. Measures of volatility or risk are generally used to compare a fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the funds may discuss certain measures of fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

Dow Jones( Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).

Standard & Poor's( Stock Index or its component indices - a capitalization- weighted index designed to measure performance of the

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broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.

Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, current yield, risk, and total return for mutual funds.

Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

Consumer Price index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Morningstar - information published by Morningstar, Inc., including

Morningstar proprietary mutual fund ratings. The ratings reflect

Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

APPENDIX

PROXY VOTING GUIDELINES

COPLEY FINANCIAL SERVICES CORP.

DATED JANUARY 15, 2003

PROXY VOTING GUIDELINES

Copley Financial Services, Corp. ("CFSC") has adopted the following guidelines (the "Guidelines") pursuant to which CFSC, in the absence of special circumstances, generally shall vote proxies.

I. DUTY TO VOTE PROXIES

Proxies are an asset of a client account, which should be treated by CFSC with the same care, diligence, and loyalty as any asset belonging to a client. Accordingly, the following guidelines should be observed with respect to proxies.

A. With respect to every client, it should be clearly specified whether the client has retained the power to vote proxies (either by itself or, if a plan subject to ERISA, by a named fiduciary of the plan) or whether this power has been delegated to CFSC. CFSC shall prepare a list of all client accounts and shall indicate, for each account, whether the client has retained the power to vote proxies or whether this power has been delegated to CFSC. This list should be updated as required so that it is kept current.

B. In every case in which the client has delegated the power to vote proxies to CFSC, every reasonable effort should be made to vote proxies. The Guidelines set forth below provide guidance on how proxies should be voted. However, with respect to proxies for foreign securities, CFSC may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interest of the plan's participants and beneficiaries.

C. To document that proxies are being voted, CFSC should keep a record reflecting (i) when each proxy is first received, (ii) when each proxy is voted, and (iii) how that proxy is voted. In each instance in which a proxy is not voted for any reason (such as the late receipt of the proxy, incorrect instructions as to how to vote the proxy, or for some other reason), a written explanation should be prepared stating the reasons why the proxy was not voted. This statement should be reviewed and approved by the compliance officer, who should also determine whether changes should be made in the procedures for receiving, reviewing, and voting proxies so that the problems that led to failing to vote a proxy in the past will not recur.

II. GUIDELINES FOR VOTING PROXIES

If a client has delegated the power to vote proxies to CFSC, CFSC will generally votes proxies in furtherance of the long-term


economic value of the underlying securities, and will generally follow the guidelines provided below. Each proxy proposal is considered on its own merits, and an independent determination is made of the advisability of supporting or opposing management's position. CFSC believes that the recommendations of management should be given substantial weight, but CFSC will not support management proposals that may be detrimental to the underlying value of client positions.

CFSC usually opposes proposals which dilute the economic interest of shareholders, and CFSC also opposes those that reduce shareholders' voting rights or otherwise limit their authority. With respect to take over offers, CFSC calculates a "going concern" value for every holding. If the offer approaches or exceeds our value estimate, CFSC will generally vote for the merger, acquisition or leveraged buy-out.

The following guidelines deal with a number of specifications,

particularly in the area of corporate governance. While they are not exhaustive, they do provide a good indication of CFSC' general approach to a wide range of issues. They are not hard and fast rules, as, on occasion, we may vote a proxy otherwise than suggested by the guidelines, but departures from the guidelines will be rare, and we will explain the basis for such votes in our reports to clients.

A. Directors and Auditors

CFSC generally supports the management slate of directors, although CFSC may withhold its votes if the board has adopted excessive anti-takeover measures.

CFSC favors inclusion of the selection of auditors on the proxy as a matter for shareholder ratification. As a general rule, in the absence of any apparent conflict of interest, CFSC will support management's selection of auditors.

B. Corporate Governance

In the area of corporate governance, CFSC will generally support proxy measures which tend to increase shareholder rights.

1. Confidential Voting. CFSC generally supports proposals to adopt confidential voting and independent vote tabulation practices, which may lessen potential management pressure on shareholders and thus allow shareholders to focus on the merits of Proxy proposals.

2. Greenmail. Unless they are part of anti- takeover provisions, CFSC usually supports anti-greenmail proposals because greenmail tends to discriminate against shareholders other than the greenmailer and may result in a decreased stock price.

3. Indemnification of Directors. CFSC usually votes in favor of charter or by-law amendments which expand the indemnification of directors


or limit their liability for breaches of care, because such measures are important in attracting competent directors and officers.

4. Cumulative Voting Rights. CFSC usually supports cumulative voting as an effective method of guaranteeing minority representation on a board.

5. Opt Out of Delaware. CFSC usually supports by- law amendments requiring a company to opt out of the Delaware takeover statute because it is undemocratic and contrary to the principle that shareholders should have the final decision on merger or acquisition.

6. Increases in Common Stock. CFSC will generally

support an increase in commons stock of up to three times the number of shares outstanding and scheduled to be issued, including stock options, provided the increase is not intended to implement a poison pill defense.

CFSC generally votes against the following anti-takeover

proposals, as such proposals tend to diminish shareholder rights.

1. Fair Price Amendments. CFSC generally opposes fair price amendments because they may deter takeover bids, but CFSC will support those that consider only a two year price history and are not accompanied by a supermajority vote requirement.

2. Classified Boards. CFSC generally opposes classified boards because they limit shareholder control.

3. Blank Check Preferred Stock. CFSC generally opposes the authorization of blank check preferred stock because it limits shareholder rights and allows management to implement anti- takeover policies without shareholder approval.

4. Supermajority Provisions. CFSC generally opposes supermajority voting requirements because they often detract from the majority's rights to enforce its will.

5. Golden Parachutes. CFSC generally opposes golden parachutes, as they tend to be excessive and self-serving, and CFSC favors proposals which require shareholder approval of golden parachutes and similar arrangements.

6. Poison Pills. Because poison pill defenses tend to depress the value of shares, CFSC will vote for proposals requiring (1) shareholder


ratification of poison pills, (2) sunset provisions for existing poison pills, and (3) shareholder vote on redemption of poison pills.

7. Reincorporation. CFSC opposes reincorporation in another state in order to take advantage of a stronger anti-takeover statute.

8. Shareholder Rights. CFSC opposes proposals which would eliminate, or limit, the rights of shareholders to call special meetings and to act by written consent because they detract from basic shareholder authority.

CFSC generally votes on other corporate governance issues as follows:

1. Other Business. Absent any compelling grounds, CFSC usually authorizes management to vote in its discretion.

2. Differential Voting Rights. CFSC usually votes

against the issuance of new classes of stock with differential voting rights, because such rights can dilute the rights of existing shares.

3. Directors-Share Ownership. CFSC will usually vote against proposals requiring directors to own a specific number of shares.

4. Independent Directors. CFSC generally supports

proposals which would require that a board consist of a majority of independent directors.

5. Preemptive Rights. CFSC generally votes against preemptive rights proposals, as they may tend to limit share ownership, and they limit management's flexibility to raise capital.

6. Employee Stock Ownership Plans (ESOPs). CFSC

evaluates ESOPs on a case-by-case basis. CFSC

usually votes for unleveraged ESOPs if they

provide for gradual accumulation of moderate

levels of stock. For leveraged ESOPs, CFSC

examines the company's state of incorporation,

existence of supermajority vote rules in the

charter, number of shares authorized for ESOP and number of shares held by insiders. CFSC may also examine where the ESOP shares are purchased and the dilutive effect of the purchase. CFSC may vote against leveraged ESOPs if all outstanding loans are due immediately upon a change in control or if the ESOP appears to be primarily designed

as an anti-takeover device.


C. Compensation and Stock Options Plans

CFSC reviews compensation plan proposals on a case-by-case basis. CFSC believes that strong compensation programs are needed to attract, hold and motivate good executives and outside directors, and so CFSC generally tends to vote with management on these issues. However, if the proposals appear excessive, or bear no rational relation to company performance, CFSC may vote in opposition.

CFSC shall vote with management with respect to compensation plans which utilize stock options or stock incentives. However, if the awards of options appear excessive, or if the plans reserve an unusually large percentage of the company's stock for the award of options, CFSC may oppose them because of concerns regarding the dilution of shareholder value. Compensation plans that come within the purview of this guideline include long-range compensation plans, deferred compensation plans, long-term incentive plans, performance stock plans, and restricted stock plans and share option arrangements.

D. Social Issues

Consistent with its fiduciary duty to vote on all proxy issues in furtherance of the long-term economic value of the underlying shares, CFSC will vote on social issues with a view toward promoting good corporate citizenship, but also with the realization that CFSC cannot require a company to go beyond applicable legal requirements or put itself in a noncompetitive position.

CFSC will generally support management's recommendations on social issue proposals. However, CFSC may vote in favor of such a proposal if CFSC determines that the proposal would have a positive impact on the share value.

Examples of proposals in this category include:

1. Anti-Abortion.

2. Affirmative Action.

3. Animal Rights.

a. Animal Testing.

b. Animal Experimentation.

c. Factory Farming.

4. Chemical Releases.

5. El Salvador.

6. Environmental Issues.

a. Valdez Principles.

b. Environmental Protection.

7. Equal Opportunity.

8. Discrimination.

9. Government Service.

10. Infant Formula.

11. Israel.

12. Military Contracts.

13. Northern Ireland.

a. MacBride Principles.

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14. Nuclear Power.

a. Nuclear Waste.

b. Nuclear Energy Business.

15. Planned Parenthood Funding.

16. Political Contributions.

17. South Africa.

a. Sullivan Principles.

18. Space Weapons.

19. Tobacco-Related Products.

20. World Debt.

PART C OTHER INFORMATION

Item 23. Exhibits:

(a) Articles of Organization of Copley Fund, Inc. (incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed with the SEC on June 1, 2000. ("Post-Effective Amendment No. 26")(Accession No. 0000721291-00-000005).

(b) By-Laws of Copley Fund, Inc. (incorporated by reference to Post-Effective Amendment No. 26) (Accession No. 0000721291-00-000005).

(c) Not Applicable.

(d) Investment Advisory Contract, dated September 1, 1978, by and between the Copley Trust (formerly Steadman Tax-Sheltered Trust and now Copley Fund, Inc.) and Copley Financial Services Corp., a Massachusetts corporation (incorporated by reference to Post-Effective Amendment No. 26) (Accession No. 0000721291-00-000005).

(e) Not Applicable.

(f) Not Applicable.

(g) Custodian Agreement by and between the Copley fund, Inc. and Fleet Investment Services (incorporated by reference to Post-Effective Amendment No. 26) (Accession No. 0000721291-00-000005).

(h) (1) Transfer Agency and Service Agreement by and between Copley Fund, Inc. and Gemini Fund Services, Inc. (incorporated by reference to Post-Effective Amendment No. 26) (Accession No. 0000721291-00-000005).

(2) Fund Accounting Service Agreement by and between Copley Fund, Inc. and Gemini Fund Services, Inc. (incorporated by reference to Post-Effective Amendment No. 26) (Accession No. 0000721291-00-000005).

(i) Legal Opinion and Consent of Counsel is filed herewith.

(j) Consent of Independent Auditor is filed herewith.

(k) Not Applicable.

(l) Not Applicable.

(m) Not Applicable

(n) Not Applicable.

(o) Not Applicable.

(p)(1) Code of Ethics of Copley Fund, Inc. (incorporated by reference to Post-Effective Amendment No. 26) (Accession No. 0000721291-00-000005).

(2) Code of Ethics for Principal Executive and Senior Financial Officers of Copley Fund, Inc. dated April 20, 2004 is filed herewith.

Item 24. Persons Controlled by or Under Common Control With Registrant

________________

Irving Levine

________________________________ ______________________

Copley Financial Services, Inc. Stuffco, Inc.

(1) (3)

________________________________

Copley Fund, Inc.

(2)

(1) See "Investment Adviser - The Adviser" in the Statement of Additional Information.

(2) See "Control Persons and Principal Shareholders" in the

Statement of Additional Information.

(3) Mr. Levine owns 100% of the outstanding capital stock of this

Massachusetts corporation, which is engaged in the business of processing ladies handbags, owns a chain of retail stores, and he also serves as Chairman of the Board of Directors and Treasurer thereof.

Item 25. Indemnification

The Articles of Organization of the Fund provide that each director and officer shall be indemnified by the Fund against liabilities, fines, penalties and claims imposed upon or asserted against him (including amounts paid in settlement) by reason of having been such a director or officer, whether or not then continuing so to be, and against all expenses (including counsel fees) reasonably incurred by him in connection therewith, except in relation to matters as to which he shall have been finally adjudicated in any proceeding guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of such an adjudication in any such proceeding or in the absence of a settlement thereof, no indemnification shall be permitted unless there is first obtained a determination by independent legal counsel to the effect that, based upon a review of the facts, the officer or director seeking indemnification is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. "Independent legal counsel" shall not include counsel for the Fund, its investment adviser, its principal underwriter, if any, or persons affiliated with the Fund or such adviser or underwriter. "Director" or "officer" includes every director or officer or former director or officer of the Fund and every person who may have served at its request as a director or officer or other official serving in an equivalent capacity for another corporation or unincorporated business entity in which the Fund owns shares of stock or has an equity interest or of which it is a creditor or, in the case of non-stock corporation, to which the Fund contributes. Such terms also include personal representatives. The indemnity rights granted by the Fund's Articles of Organization are not deemed to be exclusive of other rights, if any, which such a director or officer may have under applicable law.

Insofar as indemnification for liabilities arising under the

Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to the court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Copley Financial Services Corp., the Fund's investment adviser ("CFSC"), is engaged in no other business. Please see Parts A and B of this Registration Statement for discussion of Investment Advisor.

Item 27. Principal Underwriters

None

Item 28. Location of Accounts and Records

With the exception of the minute book of Shareholders and Directors and files of all advisory material received from the investment adviser, which are maintained by the Fund at P. O. Box 3287,

Fall River, Massachusetts 02724, all other accounts, books or other documents required to be maintained by the Fund pursuant to

Section 31(a) of the Investment Company Act of 1940, as amended,

and Rules 31a-1 through 31a-3 thereunder, are maintained by Fleet

Bank, 111 Westminster Street, Providence, RI 02903 and Gemini Fund Services, 4020 South 147th Street, Suite 2, Ohmaha, NE 68137.

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

S I G N A T U R E S

Pursuant to the requirements of the Securities Act of 1933 and the

Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fall River, and Commonwealth of Massachusetts, on the 30th day of June, 2004.

COPLEY FUND, INC.

By: /s/ Irving Levine

Irving Levine, President

Pursuant to the requirements of the Securities Act of 1933, this

Amendment to said Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE TITLE DATE

/s/ Irving Levine Chairman of the Board 6/30/04

Irving Levine and President, Chief

Financial and Accounting

Officer

/s/ Albert Resnick, M.D. Director 6/30/04

Albert Resnick, M.D.

/s/ Burton S. Stern Director 6/30/04

Burton S. Stern

/s/ Kenneth Joblon Director 6/30/04

Kenneth Joblon